Investment Strategy - Nuveen Securitized Income ETF	Sep. 17, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pursue its investment objective by investing, under normal circumstances, at least 80% of the sum of its net assets and the amount of any borrowings for investment purposes in securitized credit investments. Securitized credit investments are interests in pools of mortgages, loans, receivables or other assets such as agency and non-agency mortgage-backed securities (including commercial mortgage-backed securities, residential mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), asset-backed securities (including collateralized loan obligations (“CLOs”)) and other similar securities and related instruments. Securitized credit investments are also referred to as “structured product securities” or “structured products.”
The Fund may invest up to 50% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the Fund’s sub-adviser (securities commonly referred to as “high-yield” securities or “junk” bonds). The Fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of comparable quality as determined by the Fund’s sub-adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the Fund is not required to sell the security, but may consider doing so. Unrated securities will not exceed 25% of the Fund’s total assets.
The Fund may invest up to 20% of its assets, in the aggregate, in other fixed income securities, cash and cash equivalents (such as U.S. government securities, which includes U.S. Treasuries and securities issued or guaranteed by U.S. government agencies and instrumentalities).
To generate additional income, the Fund may invest in dollar roll transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.
The Fund may invest in securities that have not been registered under the Securities Act of 1933, including securities sold in private placement transactions between issuers and their purchasers and securities that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
The Fund may purchase and sell futures, options, swaps, forwards and other derivative instruments. The sub-adviser may use these derivatives in an attempt to manage market risk, credit risk and interest rate risk, to manage the effective maturity or duration of securities in the portfolio or for speculative purposes in an effort to increase the Fund’s yield or to enhance returns. The use of a derivative is speculative if the sub-adviser is primarily seeking to enhance returns, rather than offset the risk of other positions.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).